Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited)
REVENUE, NET	$ 1,850,551	$ 2,270,788
COST OF REVENUE	(476,727)	(1,482,515)
GROSS PROFIT	1,373,824	788,273
OPERATING EXPENSES
Selling expenses	(76,593)	(130,465)
General and administrative expenses	(995,451)	(770,618)
Total operating expenses	(1,072,044)	(901,083)
INCOME (LOSS) FROM OPERATIONS	301,780	(112,810)
OTHER INCOME (EXPENSES)
Interest income	59,973	82,770
Other expense, net	(7,249)	(907)
Total other income, net	52,724	81,863
INCOME (LOSS) BEFORE INCOME TAXES	354,504	(30,947)
INCOME TAX PROVISION	(128,482)	(48,675)
NET INCOME (LOSS)	226,022	(79,622)
COMPREHENSIVE INCOME (LOSS)
Total foreign currency translation adjustment	143,416	(113,868)
TOTAL COMPREHENSIVE INCOME (LOSS)	$ 369,438	$ (193,490)
Weighted average number of shares, basic and diluted	8,756,372	5,366,300
Basic and diluted earnings (loss) per ordinary share	$ 0.03	$ (0.02)